S000084923 [Member] Investment Objectives and Goals - Barrow Hanley International Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY Barrow Hanley International Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Barrow Hanley International Value Fund (the “Fund”) seeks to obtain higher returns compared to the MSCI EAFE Value Index.